Investments in Other Entities - Summary of Investments in Other Entities (Detail) $ in Millions, $ in Millions	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)
Disclosure of investments in associates and other [line items]
Investments in other entities	$ 12,540	$ 639	$ 22,357
Investments accounted for using equity method [member]
Disclosure of investments in associates and other [line items]
Investments in other entities	12,540		22,357
Investments accounted for using equity method [member] | Investment in Associates and Joint Ventures [member]
Disclosure of investments in associates and other [line items]
Investments in other entities	11,501		$ 22,357
Investments accounted for using equity method [member] | Investment in Venezuela subsidiary [member]
Disclosure of investments in associates and other [line items]
Investments in other entities	$ 1,039